United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.4%
		Aerospace/Defense—0.9%
$900,000		TransDigm, Inc., 5.50%, 10/15/2020	$920,250
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,904,268
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	402,500
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,449,250
500,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	499,375
		TOTAL	7,175,643
		Automotive—3.3%
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,744,093
1,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,708,437
3,800,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,344,000
900,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	919,125
1,300,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,348,750
2,525,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	2,537,625
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,690,875
1,500,000		Lear Corp., 5.25%, 1/15/2025	1,580,625
650,000		Lear Corp., 5.375%, 3/15/2024	687,375
2,625,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,598,750
1,475,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,502,656
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,154,532
724,663	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	800,753
475,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	485,687
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	612,000
1,375,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,354,375
350,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	355,905
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,245,666
		TOTAL	26,671,229
		Building Materials—2.2%
525,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	559,125
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,361,750
150,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	155,625
2,200,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,282,500
800,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	842,000
1,050,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,102,500
1,000,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,052,190
675,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	703,687
425,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	446,208
625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	651,563
1,825,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,970,617
3,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	3,372,687
2,875,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,968,437
350,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	367,938
75,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	78,844
		TOTAL	17,915,671
		Cable Satellite—6.4%
600,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	604,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	$526,313
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,440,312
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,632,875
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	432,438
1,700,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,755,250
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	483,313
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,164,375
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,289,250
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,226,187
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	913,500
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,107,645
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,110,375
925,000		DISH DBS Corp., 5.00%, 3/15/2023	844,063
5,100,000		DISH DBS Corp., 5.875%, 7/15/2022	4,972,500
250,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	258,750
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	556,250
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	681,750
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,091,000
125,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	89,688
1,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,163,250
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,386,562
1,150,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	799,250
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,767,937
3,775,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,331,812
1,075,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,134,125
2,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,458,921
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,797,875
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	998,125
400,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	395,000
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	935,750
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,815,750
1,625,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,673,587
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,799,531
1,900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,909,500
350,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	340,375
		TOTAL	51,887,684
		Chemicals—3.0%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,289,219
775,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	827,313
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,080,375
2,850,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	3,010,312
1,425,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,432,125
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,103,250
2,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,333,937
600,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	606,000
2,425,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	2,412,875
500,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	521,250
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	555,500
4,825,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	4,270,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	$695,250
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	900,156
		TOTAL	24,037,687
		Construction Machinery—0.4%
800,000		United Rentals, Inc., 4.625%, 7/15/2023	811,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	582,188
47,000		United Rentals, Inc., 7.375%, 5/15/2020	48,880
1,500,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,483,125
		TOTAL	2,925,193
		Consumer Cyclical Services—1.4%
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,990,625
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,604,688
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	3,772,312
800,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	830,000
275,000	[1,2]	Manitowoc Foodservice, Inc., Sr. Note, Series 144A, 9.50%, 2/15/2024	308,000
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,820,000
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	877,625
		TOTAL	11,203,250
		Consumer Products—2.8%
5,000,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	5,137,500
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,171,750
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,612,500
2,775,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,886,000
2,600,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,652,000
1,275,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,329,187
1,550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,621,687
525,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	556,500
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,030,000
675,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	664,875
1,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	1,178,438
		TOTAL	22,840,437
		Diversified Manufacturing—1.6%
875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	868,438
3,250,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,339,375
2,050,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,870,625
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,063,437
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,552,500
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,949,062
1,275,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,278,188
		TOTAL	12,921,625
		Financial Institutions—4.0%
1,775,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,822,925
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	383,438
1,300,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	1,365,000
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,345,781
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,243,750
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,456,563
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	555,500
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,030,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,300,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	$1,378,000
1,000,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,010,000
2,950,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,846,750
125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	131,250
3,875,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,729,687
3,425,000		International Lease Finance Corp., 4.625%, 4/15/2021	3,536,312
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,095,812
275,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	242,344
1,775,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,526,500
4,175,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,049,750
		TOTAL	32,749,362
		Food & Beverage—2.5%
5,350,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,721,375
778,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	801,826
1,400,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,431,500
225,000		Aramark Services, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 1/15/2024	230,063
350,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	357,000
2,350,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,394,062
475,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	488,656
1,325,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,459,156
2,450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	2,728,687
2,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	2,130,685
800,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	838,000
525,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	562,695
2,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,286,188
		TOTAL	20,429,893
		Gaming—4.4%
1,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	1,124,750
450,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	472,500
1,925,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,059,750
1,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,641,875
1,225,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,284,719
525,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	544,688
4,300,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,875,125
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	987,750
975,000		MGM Resorts International, 6.00%, 3/15/2023	1,031,063
225,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	238,500
2,650,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,835,500
4,150,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	4,243,375
1,250,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	1,250,000
1,860,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,907,662
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,760,437
2,745,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,717,550
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,732,728
		TOTAL	35,707,972
		Health Care—9.6%
1,075,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	1,093,813
2,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,674,000
2,675,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,758,594

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$5,850,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	$5,148,000
1,150,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,147,125
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	795,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	937,002
1,900,000		Emdeon, Inc., 11.00%, 12/31/2019	2,021,600
725,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	772,125
3,550,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,620,290
550,000		HCA, Inc., 4.75%, 5/1/2023	565,125
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,769,687
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,565,000
1,400,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,526,000
2,375,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,440,313
2,450,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,791,775
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,252,125
425,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	436,688
2,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,631,328
450,000		LifePoint Health, Inc., 5.875%, 12/1/2023	469,125
2,550,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,664,750
600,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	603,000
525,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	532,875
2,475,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	2,604,937
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,389,437
3,525,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,577,875
2,450,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,511,250
1,725,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	1,850,270
400,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	404,000
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	761,250
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,891,550
1,500,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,500,000
2,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,121,000
1,525,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,465,906
2,450,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	2,633,750
		TOTAL	77,926,565
		Independent Energy—4.7%
2,300,000		Antero Resources Corp., 6.00%, 12/1/2020	2,336,432
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,773,000
500,000		Approach Resources, Inc., 7.00%, 6/15/2021	297,500
1,850,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	911,125
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	387,000
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,492,875
625,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	532,813
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	796,250
775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	542,500
1,375,000		Continental Resources, Inc., 4.50%, 4/15/2023	1,289,062
750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	787,500
700,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	423,500
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	307,500
350,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	249,375
900,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	891,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	$1,548,750
1,275,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	1,208,853
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	940,000
575,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	549,125
425,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	428,188
1,350,000		Legacy Reserves, 6.625%, 12/1/2021	573,750
850,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	854,250
2,975,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,261,000
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,235,250
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,536,812
400,000		PDC Energy, Inc., 7.75%, 10/15/2022	418,000
125,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	127,813
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	531,875
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	583,625
1,525,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,578,375
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,083,875
1,425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,364,437
2,075,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,069,812
250,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	255,000
1,350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,161,000
1,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	865,000
150,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	140,250
200,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 11/15/2021	189,500
225,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.00%, 3/15/2019	208,125
2,975,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,677,500
		TOTAL	38,407,597
		Industrial—Other - 2.1%
875,000		Anixter, Inc., 5.50%, 3/1/2023	893,594
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,118,375
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,417,187
2,000,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,995,000
3,175,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,841,625
3,750,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	3,946,875
2,875,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,501,250
		TOTAL	16,713,906
		Leisure—0.4%
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,526,625
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	272,250
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,699,500
		TOTAL	3,498,375
		Lodging—0.1%
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	423,938
		Media Entertainment—7.3%
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,316,553
925,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	942,344
375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	387,656
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,550,625
3,000,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,126,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$450,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	$470,250
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	798,188
3,200,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,216,000
1,325,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	549,875
1,025,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,055,750
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	4,004,312
2,375,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	2,508,142
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,198,750
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	155,063
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	3,037,750
975,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	984,750
1,225,000		Lamar Media Corp., 5.00%, 5/1/2023	1,267,875
400,000		Lamar Media Corp., 5.875%, 2/1/2022	418,000
1,075,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,126,062
1,350,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,363,500
950,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/1/2024	992,750
2,550,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	2,664,750
775,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	804,063
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,030,000
5,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	5,144,344
1,750,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,680,000
2,750,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,447,500
3,750,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,848,437
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	127,813
4,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,195,875
2,150,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	2,133,875
2,750,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	2,750,000
		TOTAL	59,297,102
		Metals & Mining—1.6%
2,525,000		ArcelorMittal SA, 6.125%, 6/1/2025	2,525,000
1,900,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,672,000
3,075,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,460,000
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	795,344
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	435,625
1,550,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,588,750
1,425,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,026,000
275,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	283,937
1,275,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,326,000
1,420,875	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	774,377
		TOTAL	12,887,033
		Midstream—6.2%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	774,458
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	432,462
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,084,406
2,900,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,910,875
875,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	833,438
675,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	693,988
900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	924,109
1,250,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,154,225

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,000,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	$1,850,000
4,300,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	4,203,250
1,225,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	1,081,062
1,000,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	922,500
2,025,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,852,875
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	451,456
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,843,250
775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	736,250
1,250,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,341,375
1,275,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	1,238,072
950,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	930,534
2,000,000	[1,2]	MPLX LP, Series 144A, 5.50%, 2/15/2023	2,034,022
600,000		Regency Energy Partners LP, 5.00%, 10/1/2022	616,528
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	656,456
675,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	590,625
975,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	862,875
1,575,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,598,625
1,900,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	1,900,000
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,513,125
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	643,750
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,802,187
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,682,260
2,000,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,730,000
600,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	579,000
300,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	270,750
725,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	688,750
175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	183,750
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,713,920
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,326,000
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	445,188
800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	842,000
1,700,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,674,500
300,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	277,050
		TOTAL	49,889,946
		Oil Field Services—0.3%
1,225,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	539,000
1,100,000		Weatherford International Ltd., 7.00%, 3/15/2038	819,500
1,550,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,476,375
		TOTAL	2,834,875
		Packaging—6.1%
600,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	594,000
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	710,500
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	208,588
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	349,125
4,825,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,948,641
2,050,000		Ball Corp., 4.00%, 11/15/2023	2,026,937
1,450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,517,063
1,500,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,503,750
4,700,000		Berry Plastics Corp., 5.50%, 5/15/2022	4,823,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$525,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	$545,344
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,066,562
925,000		Crown Americas LLC, 4.50%, 1/15/2023	948,125
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,123,750
2,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,851,312
1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,320,031
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,104,910
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,360,938
4,125,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,271,107
150,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	154,706
3,025,000		Reynolds Group, 8.25%, 2/15/2021	3,165,057
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	938,250
1,075,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,109,938
450,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	468,000
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,804,688
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,382,969
4,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,349,656
		TOTAL	49,647,322
		Paper—0.5%
575,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	561,344
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,258,125
		TOTAL	3,819,469
		Pharmaceuticals—3.2%
625,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	562,500
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	349,000
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,028,562
1,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,747,875
3,050,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	3,118,625
5,700,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	5,842,500
825,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	800,250
1,875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,537,500
1,450,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,300,824
1,325,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,240,531
1,500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,245,000
1,900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,685,063
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	343,453
2,650,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,153,125
2,600,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	2,093,000
		TOTAL	26,047,808
		Refining—0.6%
2,125,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,838,125
1,275,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	1,303,688
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,792,750
		TOTAL	4,934,563
		Restaurants—1.3%
1,225,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,246,438
4,725,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,912,535
1,800,000		NPC INTL/OPER Co., A&B, Inc., 10.50%, 1/15/2020	1,903,500
925,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	950,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurants—continued
$1,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	$1,875,187
		TOTAL	10,888,098
		Retailers—1.7%
4,300,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,434,375
525,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	529,515
450,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	396,000
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,353,125
2,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,690,875
1,850,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,415,250
350,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	353,500
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,630,442
375,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	394,688
		TOTAL	14,197,770
		Supermarkets—0.2%
1,400,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	1,449,000
		Technology—9.7%
700,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	595,000
425,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	380,375
4,650,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,510,750
1,675,000	[1]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,415,375
2,350,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	2,667,250
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,074,969
1,000,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	1,009,490
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	2,023,125
1,225,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,261,750
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,037,500
625,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	641,113
2,175,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	2,275,054
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,849,844
625,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	637,038
8,950,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	8,905,250
1,300,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,324,375
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,191,000
4,300,000		Infor US, Inc., 6.50%, 5/15/2022	4,082,334
450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	456,750
3,375,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,214,687
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	964,312
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	667,875
475,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	404,938
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,543,500
1,425,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,574,625
825,000		NCR Corp., 6.375%, 12/15/2023	845,625
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,416,094
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,970,000
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	713,125
3,075,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,144,187
700,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	705,250
500,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	518,750
1,975,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	2,093,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,750,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	$1,789,375
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	357,875
1,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,926,562
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,120,010
925,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	933,686
425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	442,000
2,525,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	2,662,297
3,050,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,509,750
1,025,000		Verisign, Inc., 4.625%, 5/1/2023	1,042,937
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	927,000
3,225,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,434,625
		TOTAL	78,260,927
		Transportation Services—0.9%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	494,375
350,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	318,063
2,075,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,064,625
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,380,500
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,055,750
925,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	944,496
		TOTAL	7,257,809
		Utility—Electric - 1.6%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,490,750
950,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	992,750
58,618	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	59,058
2,775,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,655,342
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,386,000
1,150,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	1,150,000
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,459,120
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	522,500
		TOTAL	12,715,520
		Wireless Communications—4.9%
3,925,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,978,969
1,475,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,445,500
4,875,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	4,095,000
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	631,500
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	290,208
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,916,250
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,438
1,825,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,781,656
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,776,000
1,575,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,559,250
3,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,705,750
425,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	454,219
1,575,000		Sprint Corp., 7.125%, 6/15/2024	1,254,094
2,800,000		Sprint Corp., 7.875%, 9/15/2023	2,303,000
1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	915,687
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,393,887
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,672,662
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,705,218

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	$363,563
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	498,156
2,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,350,156
1,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,588,125
		TOTAL	39,731,288
		Wireline Communications—0.5%
725,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	735,875
525,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	515,813
400,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	403,500
2,650,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,640,062
		TOTAL	4,295,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $806,860,321)	781,589,807
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
28,064	[3,5]	Lone Pine Resources, Inc.	48,551
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	48,551
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,475)	48,551
		INVESTMENT COMPANY—2.1%
16,899,410	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[8] (AT NET ASSET VALUE)	16,899,410
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $824,317,206)[9]	798,537,768
		OTHER ASSETS AND LIABILITIES - NET—1.5%[10]	12,054,773
		TOTAL NET ASSETS—100%	$810,592,541
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $401,378,191, which represented 49.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2016, these liquid restricted securities amounted to $399,903,758, which represented 49.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	12/06/2013 - 04/10/2014	$1,693,156	$1,415,375
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$58,618	$59,058
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$3,283,529	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
3	Non-income-producing security.
4	Issuer in default.

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
Transactions involving the affiliated holding during the fiscal period ended June 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	12,474,803
Purchases/Additions	46,949,607
Sales/Reductions	(42,525,000)
Balance of Shares Held 6/30/2016	16,899,410
Value	$16,899,410
Dividend Income	$14,986
8	7-day net yield.
9	At June 30, 2016, the cost of investments for federal tax purposes was $824,317,206. The net unrealized depreciation of investments for federal tax purposes was $25,779,438. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,816,822 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,596,260.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$781,589,807	$0	$781,589,807
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	—	—	48,551	48,551
Investment Company	16,899,410	—	—	16,899,410
TOTAL SECURITIES	$16,899,410	$781,589,807	$48,551	$798,537,768
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016